Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2017 USD ($) TDRs	Jun. 30, 2016 USD ($) TDRs	Jun. 30, 2017 USD ($) TDRs	Jun. 30, 2016 USD ($) TDRs	Dec. 31, 2016 USD ($) TDRs	Dec. 31, 2015 USD ($) TDRs	Dec. 31, 2014 USD ($) TDRs
Accounts Notes And Loans Receivable [Line Items]
Interest income recognized for impaired loans		$ 445	$ 13	$ 867	$ 444
Contractual interest recognized on cash basis		$ 1,000	$ 800	$ 1,200	$ 1,000
Number of Loans Modified | TDRs		2	1	3	3	9	11	9
Number of TDRs | TDRs	[1]						2	3
ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified | TDRs		0		0	1	1	1	1
Recorded Investment		$ 947		$ 947		$ 954	$ 625	$ 1,854
Number of TDRs | TDRs		0	0	0	0	0	0	0
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Foreclosed residential properties		$ 5,500		$ 5,500		$ 5,100
Consumer Loans | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Residential mortgage loans in process of foreclosure		$ 2,100		$ 2,100		$ 2,100

[1]	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.